Business Combinations - Fair Value of Intangible Assets (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 28, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, weighted average amortization period	5 years
BAF Technologies Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, fair value	$ 7,729	$ 7,729
Intangible assets acquired, weighted average amortization period	7 years
BAF Technologies Inc [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, fair value	$ 6,350
Intangible assets acquired, weighted average amortization period	8 years
BAF Technologies Inc [Member] | Core Technologies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, fair value	$ 160
Intangible assets acquired, weighted average amortization period	10 years
BAF Technologies Inc [Member] | Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, fair value	$ 1,219
Intangible assets acquired, weighted average amortization period	3 years